Intangible Assets - Schedule of Amortization Expense (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Successor [Member]
Amortization		$ 794		$ 926
Predecessor [Member]
Amortization	$ 154		$ 185		$ 372